Exhibit 99.5

Period	Collection	Accrual	Distribution
From	01-Sep-17	15-Sep-17	16-Oct-17
To	30-Sep-17	16-Oct-17
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	635,819,000.00

Required Participation Amount	$635,819,000.00
Excess Receivables	$44,330,087.54

Total Collateral	680,149,087.54
Collateral as Percent of Notes	132.07%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,695,976,700.15
Total Principal Collections	($1,861,685,313.33)
Investment in New Receivables	$1,844,855,041.93
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($688,412,489.68)
Less Servicing Adjustment	($5,220,022.52)

Ending Balance	$4,985,513,916.55

SAP for Next Period	13.64%

Average Receivable Balance	$4,993,143,668.98
Monthly Payment Rate	37.28%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$16,330,761.67
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,330,761.67

Series Allocation Percentage at Month-End	13.64%
Floating Allocation Percentage at Month-End	93.27%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	1.234440%
A1 Applicable Margin	0.310000%
	1.544440%

	Actual	Per $1000
Interest A	684,916.24	0.68
Principal A	—	—

		0.68
		1.54%
Total Due Investors	684,916.24
Servicing Fee	529,849.17

Excess Cash Flow	863,220.53

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.43%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		26.48%